Income Taxes - Schedule of Pre-Tax Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Domestic (U.S., state and local)	$ (242,896)	$ (64,808)	$ (62,631)
Foreign	39
Total pre-tax income	$ (242,857)	$ (64,808)	$ (62,631)